Accounts Receivables (Tables)	6 Months Ended
Apr. 30, 2026
Accounts Receivables [Abstract]
Schedule of Accounts Receivables, Net

Accounts receivables, net is comprised of the following:

	April 30,	October 31,
	2026	2025
Accounts receivables	$3,028,141	$885,932
Allowance for credit losses	$(83,991)	$(80,573)
Total, net	$2,944,150	$805,359

Schedule of the Activity in the Allowance for Credit Losses

The following is a summary of the activity in the allowance for credit losses:

	April 30,	October 31,
	2026	2025
Balance at beginning of period	$80,573	$7,887
Allowance	-	71,527
Effect of translation adjustment	3,418	1,159
Balance at end	$83,991	$80,573